INCOME TAXES (Reconciliation of Canadien Statutory Rate to Net Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
INCOME TAXES [Abstract]
Income (loss) before income taxes	$ (33,941)	$ (55,088)
Statutory income tax rate	26.50%	26.50%
Expected income tax recovery	(8,994)	(14,598)
Foreign tax rate differences	3,235	(1,036)
Non-deductible expenses and non-taxable income	(577)	2,498
Change in valuation allowances	8,307	16,132
Change in enacted rates		(3,312)
Expiry of unrecognized tax credits	1,079
Research and development tax credits	(959)	(2,039)
Prior year adjustments	(1,669)	2,545
Other	(24)	(271)
Income tax expense (recovery)	$ 398	$ (81)